Consolidated statements of changes in owners' equity - CAD ($) shares in Millions, $ in Millions		Equity contributed, Common shares	Contributed surplus	Retained earnings	Accumulated other comprehensive income	Common equity	Non-controlling interests	Total
Balance (in shares) at Dec. 31, 2018	[1]	1,197
Balance at Dec. 31, 2018		$ 5,390	$ 383	$ 4,321	$ 11	$ 10,105	$ 74	$ 10,179
Net income				1,746		1,746	30	1,776
Other comprehensive income (loss)				(338)	108	(230)	8	(222)
Dividends				(1,358)		(1,358)		(1,358)
Dividends reinvested and optional cash payments (in shares)	[1]	8
Dividends reinvested and optional cash payments		$ 184				184		184
Equity accounted share-based compensation		$ 13	20			33		33
Equity accounted share-based compensation (in shares)	[1]	1
Issue of Common Shares in business combination		$ 72				72		72
Issue of Common Shares in business combination (in shares)	[1]	3
Share option award net-equity settlement feature		$ 1	(1)
Change in ownership interests of subsidiary			(4)			(4)	(1)	(5)
Balance (in shares) at Dec. 31, 2019	[1]	1,209
Balance at Dec. 31, 2019		$ 5,660	398	4,371	119	10,548	111	10,659
Net income				1,207		1,207	53	1,260
Other comprehensive income (loss)				(312)	(2)	(314)	18	(296)
Dividends				(1,520)		(1,520)		(1,520)
Dividends reinvested and optional cash payments (in shares)	[1]	23
Dividends reinvested and optional cash payments		$ 541				541		541
Equity accounted share-based compensation		$ 15	82			97		97
Equity accounted share-based compensation (in shares)	[1]	1
Issue of Common Shares in business combination		$ 8				8		8
Common Shares issued		$ 1,453				1,453		1,453
Common Shares issued (in shares)	[1]	58
Change in ownership interests of subsidiary			54			54	346	400
Balance (in shares) at Dec. 31, 2020	[1]	1,291
Balance at Dec. 31, 2020		$ 7,677	$ 534	$ 3,746	$ 117	$ 12,074	$ 528	$ 12,602

[1]	Amounts reflect retrospective application of March 17, 2020, share split (see Note 28(b)).